Expense Example {- Fidelity Cloud Computing ETF} - NF_06.30 Fidelity Factor ETFs Combo PRO -01 - Fidelity Cloud Computing ETF - Fidelity Cloud Computing ETF	Oct. 01, 2021 USD ($)
Expense Example:
1 year	$ 40
3 years	$ 125